UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Additional paid-in capital	Other	Accumulated deficit	Exchange differences arising on translation of foreign operations	Treasury shares	Capital stock
Beginning balance at Dec. 31, 2022	$ 181,964	$ 554,209	$ 2,220	$ (385,884)	$ (407)	$ 0	$ 11,826
Net income for the period	489			489
Other comprehensive loss for the period	(168)				(168)
Total comprehensive income (loss)	321			489	(168)
Share-based payment transactions	1,441		1,441
Shares repurchased and retired	(429)					(429)
Ending balance at Jun. 30, 2023	183,297	554,209	3,661	(385,395)	(575)	(429)	11,826
Beginning balance at Dec. 31, 2023	139,406	477,734	32,665	(380,472)	(523)	(190)	10,192
Net income for the period	1,394			1,394
Other comprehensive loss for the period	(251)				(251)
Total comprehensive income (loss)	1,143			1,394	(251)
Share-based payment transactions	1,437		1,437
Shares repurchased and retired	0	(319)	136			190	(7)
Ending balance at Jun. 30, 2024	$ 141,986	$ 477,415	$ 34,238	$ (379,078)	$ (774)	$ 0	$ 10,185